Client Name:
Client Project Name:	BRAVO 2025-NQM2
Start - End Dates:	4/26/2022 - 10/1/2024
Deal Loan Count:	155

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	2
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	3
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	2
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	3
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	14
Credit	DTI	CRDDTI106	Debt Ratio Exception >5% and <10%	1
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	6
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	3
Credit	Insurance	CRDINSR3792	Insurance policy missing Rent Loss/Business Interruption coverage	2
Credit	Application	CRDAPP155	Application Missing	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	6
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Property Valuations	Appraisal	PRVAAPPR151	Appraisal dated beyond acceptable date range per guidelines	1
Compliance	Repayment Ability	CMPSTRA1497	File does not contain a repayment ability worksheet	1
Compliance	Documentation	CMPDOC2500	Some funds escrowed based on written agreement for completion of improvements to property	1
Total				52

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